RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2023
RELATED PARTIES [Abstract]
Subsidiaries
(a)	Subsidiaries

	Country of Incorporation	Equity Interest
		2023%	2022%	2021%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	-
Calatos Pty Ltd LLC	United States	100	100	100

Aggregate Compensation Made to Key Management Personnel
The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2023 US$	2022 US$	July 20, 2020 to June 30, 2021 US$
Short-term employee benefits	2,109,813	1,503,275	275,246
Post-employment benefits	47,502	25,114	6,079
Share-based payments	1,650,382	7,146,121	3,681,159
Total compensation	3,807,697	8,674,510	3,962,484